Putnam
Intermediate
U.S. Government
Income Fund

SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

5-31-99


[LOGO: BOSTON * LONDON * TOKYO]



From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

As prospects for the world's securities markets grew more positive during the past few months, global investors put away some of their concerns over risk and returned to a more venturesome frame of mind. As a consequence, the U.S. Treasury securities to which those investors had fled lost some of their luster. Putnam Intermediate U.S. Government Income Fund's flexibility to hold both Treasury and mortgage-backed securities helped your fund during the past few months.

Mortgage-backed securities were among the beneficiaries of investors' mood shift. The performance of mortgage-backed securities was further helped by continued economic strength, stable interest rates, and low inflation, and they contributed to the fund's performance during the first half of fiscal 1999.

In the following report, fund managers Michael Martino and Kevin Cronin provide a detailed discussion of their strategy in the changing investment environment as well as their current thinking about prospects and strategies for the second half of the fiscal year.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
July 21, 1999



Report from the Fund Managers

Michael Martino
Kevin M. Cronin

Close on the heels of worldwide market turbulence in the second half of 1998, U.S. bond markets stabilized. U.S. Treasury securities -- the main beneficiaries of a flight to quality by worried investors in the third quarter and early fourth quarter of 1998 -- gave back some of their gains, while non-Treasury sectors such as mortgage-backed securities recovered.

Putnam Intermediate U.S. Government Income Fund's performance for the six months ended May 31, 1999, reflects a neutral positioning within this environment. Over the long term, the fund continues to provide strong performance.

Total return for 6 months ended 5/31/99

        Class A            Class B             Class M
     NAV       POP      NAV      CDSC       NAV       POP
-------------------------------------------------------------
    -0.40%     -3.67%  -0.49%    -3.41%    -0.27%     -2.22%
-------------------------------------------------------------

Past performance is no indication of future results. Performance information for longer periods begins on page 5.


* U.S. TREASURIES STALL AFTER MAJOR ADVANCE

After enjoying a major rally in 1998, U.S. Treasuries lost momentum in early 1999. In the fall of 1998, they had outperformed all other fixed-income sectors, benefiting from their sterling reputation as a comparatively safe investment amid the global turmoil. Year to date in 1999, however, interest rates have risen by more than one percentage point across almost all maturities in the Treasury market. When interest rates rise, bond prices fall, and U.S. Treasuries typically underperformed other sectors.

The performance of U.S. Treasuries suffered for two important reasons. First, as the global economic and market situation stabilized, investors became more comfortable investing in the non-Treasury sectors again. Market participants sold Treasuries so that assets could be reallocated to now-cheaper corporate bonds, mortgage-backed securities, high-yield issues, and emerging- markets bonds. Second, the economy continued to grow at a faster pace than had been expected. That sustained growth caused market sentiment to shift in anticipation that the Federal Reserve Board would raise key short-term interest rates in order to slow growth and head off inflation. The Fed corroborated that concern by announcing a bias toward raising rates in the future in May.


[GRAPHIC OMITTED: horizontal bar chart COMPARATIVE PORTFOLIO COMPOSITION]

COMPARATIVE PORTFOLIO COMPOSITION*

                      11/30/98           5/31/99

Fixed rate
mortgage-backed
securities              48.6%             47.2%

Adjustable-rate
mortgage-backed
securities               0.6%              0.4%

U.S. Treasury
securities              36.8%             48.1%

Cash and
short-term
investments             12.7%              4.0%

Footnote reads:
*Based on net assets as of 5/31/99. Composition will vary over time.


* STABILITY HELPS MORTGAGE-BACKED SECURITIES THRIVE

While Treasuries struggled, mortgage-backed securities rebounded from last year's slump, which reflected an increase in mortgage refinancing activity as interest rates declined. After their travails last year, mortgage-backed securities became attractive buy candidates for investors taking profits on Treasury securities that had appreciated significantly.

Another important consideration is that the mortgage-backed market generally performs better than the Treasury market when the overall investment environment is calm. Over the semiannual period, there was little drama, another factor that helped mortgages outperform Treasuries. The economy was stable, as was the political backdrop. The president's impeachment faded into the background, and the Kosovo crisis proved to have little impact on interest rates.


[GRAPHIC OMITTED: vertical bar chart DURATION OVERVIEW]

DURATION OVERVIEW*

0-1 year       9.5%

1-5 years     75.3%

5+ years      15.2%

Footnote reads:
*Based on net assets as of 5/31/99. Duration will vary over time.


The mortgage market consequently has been a recent focus of the fund. Investments in this sector have been clustered in Government National Mortgage Association (GNMA) certificates with coupon rates in the 7% to 9.5% range. We have found these securities to be stable, profitable investments for the fund because they have tended to be less affected by the recent comparatively sharp swings in interest rates than lower or higher coupon alternatives currently available.

Early in the period, we employed a barbell strategy with the fund's Treasury allocation. That is, we concentrated the fund's investments in these securities on longer-term securities on the one hand and short term securities on the other, with few investments in between. This positioning helped fund performance when the yield difference between short- and long-term securities decreased. For the most part, though, we have followed a steady investment strategy more typical of the fund by investing mainly in Treasuries with two-, three-, and five-year maturities.

In terms of duration -- a measure of the fund's sensitivity to interest rates -- we maintained a neutral stance, which helped performance. Our belief was that there would be no benefit in taking a more aggressive approach regarding the future direction of interest rates as we waited for the dust to settle from last year's turmoil. In other words, we stuck to basics and tried to avoid risk, two positions that have helped your fund post a strong long-term record.


"Mortgage-backed securities have become attractive buy candidates for investors taking profits on Treasury securities that had appreciated significantly. Because of their appealing prices and what we feel will be a generally stable environment, we intend to continue to increase the fund's stake in mortgage-backed securities."

-- Michael Martino, fund manager


* OUTLOOK: FED EXPECTED TO HOLD RELATIVELY STABLE

At the end of the period, market prices factored in the expectation that the Fed would raise short-term interest rates in June. Our outlook calls for the economy to moderate, for inflation not to be a problem in 1999, and for the Fed not to be forced to raise interest rates substantially. That being said, the economy has remained strong, and so if the Fed does choose to raise rates further, we believe that it will do so in a limited manner.

At present, we believe there is no compelling reason to implement a strategy based on future moves in interest rates. Instead, we intend to maintain a neutral duration with your fund so that its response to changes in interest rates will be in line with the market.

Where we will seek to make a significant shift will be in the mortgage-backed sector. We intend to continue to increase that stake in the fund, as it looks like the best opportunity to help performance over the coming months.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 5/31/99, there is no guarantee the fund will continue to hold these securities in the future. While U.S. government backing of individual securities does not insure principal, which will fluctuate, it does guarantee that the fund's government-backed holdings will make timely payments of interest and principal. This fund invests in mortgage-backed securities, which are subject to prepayment risk.



Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Intermediate U.S. Government Income Fund is designed for investors seeking as high a level of current income as is consistent with preservation of capital.


TOTAL RETURN FOR PERIODS ENDED 5/31/99

                         Class A            Class B             Class M
(inception dates)       (2/16/93)          (2/16/93)           (4/3/95)
                      NAV       POP      NAV       CDSC      NAV      POP
----------------------------------------------------------------------------
6 months              -0.40%    -3.67%   -0.49%    -3.41%    -0.27%   -2.22%
----------------------------------------------------------------------------
1 year                 4.34      0.85     3.72      0.75      4.39     2.31
----------------------------------------------------------------------------
5 years               38.31     33.75    34.77     34.77     37.58    34.72
Annual average         6.70      5.99     6.15      6.15      6.59     6.14
----------------------------------------------------------------------------
Life of fund          39.22     34.64    34.34     34.34     38.33    35.63
Annual average         5.41      4.85     4.81      4.81      5.30     4.97
----------------------------------------------------------------------------


COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 5/31/99

                     Lehman Bros.
                    Intermediate                Consumer
                  Govt. Bond Index              price index
----------------------------------------------------------------------------
6 months               -0.23%                     1.34%
----------------------------------------------------------------------------
1 year                  4.98                      2.09
----------------------------------------------------------------------------
5 years                39.23                     12.68
Annual average          6.84                      2.42
----------------------------------------------------------------------------
Life of fund           42.18                     16.14
Annual average          5.79                      2.42
----------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. Returns for class A and class M shares reflect the current maximum initial sales charges of 3.25% and 2.00% respectively. Class B share returns for the 1-, 5-, and 10-year (where available) and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 3% in the first year, declines to 1% in the fourth year, and is eliminated thereafter. Returns shown for class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect the initial sales charge currently applicable to class M shares, and the higher operating expenses applicable to such shares. Performance data reflects an expense limitation previously in effect. Without the expense limitation, total return would have been lower. Returns shown for class A shares have not been adjusted to reflect payments under the class A distribution plan prior to its implementation. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost. Performance data for periods prior to 4/10/95 do not reflect the fund's performance under the current investment policies.



PRICE AND DISTRIBUTION INFORMATION 6 MONTHS ENDED 5/31/99

                               Class A         Class B        Class M
-----------------------------------------------------------------------------
Distributions (number)            6               6              6
-----------------------------------------------------------------------------
Income                       $0.130750       $0.115836      $0.126997
-----------------------------------------------------------------------------
Capital gains                    --              --             --
-----------------------------------------------------------------------------
Total                        $0.130750       $0.115836      $0.126997
-----------------------------------------------------------------------------
Share value:                NAV      POP         NAV       NAV      POP
-----------------------------------------------------------------------------
11/30/98                    $5.01    $5.18      $5.01      $5.02    $5.12
-----------------------------------------------------------------------------
5/31/99                      4.86     5.02       4.87       4.88     4.98
-----------------------------------------------------------------------------
Current return (end of period)
-----------------------------------------------------------------------------
Current dividend rate1       5.50%    5.32%      4.82%      5.31%    5.20%
-----------------------------------------------------------------------------
Current 30-day SEC yield2    4.68     4.53       4.08       4.53     4.44
-----------------------------------------------------------------------------

1 Income portion of most recent distribution, annualized and divided by NAV or POP at end of period.

2 Based on investment income, calculated using SEC guidelines.


TOTAL RETURN FOR PERIODS ENDED 6/30/99 (most recent calendar quarter)

                   Class A            Class B           Class M
(inception dates) (2/16/93)          (2/16/93)         (4/3/95)
                NAV       POP      NAV       CDSC    NAV      POP
--------------------------------------------------------------------
6 months       -0.69%    -3.96%   -0.99%    -2.71%   -0.76%  -3.89%
--------------------------------------------------------------------
1 year          3.58%     0.12%    2.75%    -0.19%    3.42%   1.36%
--------------------------------------------------------------------
5 years        38.52%    33.93%   34.42%    34.42%   37.49%  34.61%
Annual average  6.73%     6.02%    6.09%     6.09%    6.58%   6.12%
--------------------------------------------------------------------
Life of fund   39.16%    34.59%   33.95%    33.95%   37.98%  35.28%
Annual average  5.33%     4.86%    4.69%     4.69%    5.18%   4.77%
--------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns and principal value will fluctuate so that an investor's shares when sold may be worth more or less than their original cost. See first page of performance section for performance calculation method.


Terms and definitions

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 3.25% maximum sales charge for class A shares and 2.00% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B shares and assumes redemption at the end of the period. Your fund's CDSC declines from a 3% maximum during the first year to 1% during the fourth year. After the fourth year, the CDSC no longer applies.


Comparative benchmarks

Lehman Brothers Intermediate Government Bond Index is composed of all bonds covered by the Lehman Brothers Government Bond Index with maturities between one and 9.9 years. The index does not take into account brokerage commissions or other costs, may include bonds different from those in the fund, and may pose different risks than the fund. It is not possible to invest directly in an index.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.



A guide to the financial statements

These sections of the report constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price is determined. All investment and non-investment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss for the reporting period. This is determined by adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses. This statement also lists any net gain or loss the fund realized on the sales of its holdings and -- for holdings that remain in the portfolio -- any change in unrealized gains or losses over the period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the amounts listed in the Statement of Operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-ended funds, a separate table is provided for each share class.




The fund's portfolio
May 31, 1999 (Unaudited)

U.S. GOVERNMENT AND AGENCY OBLIGATIONS (95.7%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE
U.S. Government Agency Obligations (47.6%)
--------------------------------------------------------------------------------------------------------------------------
     $   21,538,263  Federal Home Loan Mortgage Corp. 7 1/2s, with
                       due dates from August 1, 2007 to March 1, 2028                                       $   22,006,220
            212,893  Federal National Mortgage Association Adjustable
                       Rate Mortgage 6.092s, with due dates from
                       November 1, 2024 to July 1, 2026                                                            212,229
                     Federal National Mortgage Association
                       Pass-Through Certificates
             80,651    11 1/4s, October 1, 2010                                                                     88,992
            305,193    8s, May 1, 2013                                                                             308,688
          9,310,780    7s, Dwarf, October 1, 2011                                                                9,444,576
             96,605    6 1/2s, February 1, 2014                                                                     96,182
         68,466,803    6 1/2s, Dwarf, with due dates from
                       April 1, 2012 to February 1, 2014                                                        68,166,918
         10,000,000    6.43s, April 1, 2009                                                                      9,657,800
         49,300,000    5 3/4s, with due dates from April 15, 2003 to
                       February 15, 2008                                                                        48,418,899
          5,785,000    5 5/8s, March 15, 2001                                                                    5,783,207
          1,900,621  Government National Mortgage Association
                       Adjustable Rate Mortgage 7s, July 20, 2026                                                1,933,882
                     Government National Mortgage Association
                       Pass-Through Certificates
         23,476,454    9 1/2s, with due dates from
                       May 15, 2018 to March 1, 2029                                                            25,582,694
          3,812,005    9s, December 15, 2021                                                                     4,094,703
          2,600,168    8 1/2s, October 15, 2008                                                                  2,711,081
         14,158,471    8s, with due dates from May 15, 2024 to
                       March 15, 2028                                                                           14,714,915
            350,878    7 1/2s, with due dates from April 15, 2026 to
                       December 15, 2027                                                                           358,773
         42,101,644    7s, with due dates from June 15, 2023 to
                       December 15, 2028                                                                        42,111,677
            770,000    6 1/2s, January 15, 2029                                                                    750,989
                                                                                                            --------------
                                                                                                               256,442,425

U.S. Treasury Obligations (48.1%)
--------------------------------------------------------------------------------------------------------------------------
                     U.S. Treasury Notes
         10,000,000    8s, May 15, 2001                                                                         10,467,200
         50,000,000    6s, July 31, 2002                                                                        50,562,500
         50,000,000    5 1/2s, May 15, 2009                                                                     49,531,000
         25,000,000    5 3/8s, June 30, 2003                                                                    24,738,250
         15,000,000    4 5/8s, November 30, 2000                                                                14,842,950
        115,000,000    4 1/4s, November 15, 2003                                                               108,693,400
                                                                                                            --------------
                                                                                                               258,835,300
                                                                                                            --------------
                     Total U.S. Government and Agency Obligations
                       (cost $524,089,326)                                                                  $  515,277,725

SHORT-TERM INVESTMENTS (4.0%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
     $   19,074,000  Federal Home Loan Mortgage Corp., effective
                       yield of 4.77%, July 7, 1999                                                         $   18,965,326
          2,462,000  Interest in $277,448,000 joint repurchase agreement dated May 28, 1999 with Credit Suisse First Boston
                       due June 1, 1999 with respect to various U.S. Treasury
                       obligations -- maturity value of $2,463,310 for an
                       effective yield of 4.79%                                                                  2,462,000
                                                                                                            --------------
                     Total Short-Term Investments (cost $21,427,326)                                        $   21,427,326
--------------------------------------------------------------------------------------------------------------------------
                     Total Investments (cost $545,516,652) (b)                                              $  536,705,051
--------------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $538,559,660.

  (b) The aggregate identified cost on a tax basis is $545,519,280, resulting in gross unrealized appreciation and depreciation of $1,006,468 and $9,820,697, respectively, or net unrealized depreciation of $8,814,229.

      The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
May 31, 1999 (Unaudited)
Assets
-----------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $545,516,652) (Note 1)                                            $536,705,051
-----------------------------------------------------------------------------------------------
Cash                                                                                        760
-----------------------------------------------------------------------------------------------
Interest receivable                                                                   4,208,181
-----------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                1,671,973
-----------------------------------------------------------------------------------------------
Receivable for securities sold                                                       51,988,419
-----------------------------------------------------------------------------------------------
Total assets                                                                        594,574,384

Liabilities
-----------------------------------------------------------------------------------------------
Distributions payable to shareholders                                                   273,081
-----------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                            2,975,774
-----------------------------------------------------------------------------------------------
Payable for securities purchased                                                     51,623,139
-----------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                            801,038
-----------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                               59,942
-----------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                            15,741
-----------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                              1,698
-----------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                  221,353
-----------------------------------------------------------------------------------------------
Other accrued expenses                                                                   42,958
-----------------------------------------------------------------------------------------------
Total liabilities                                                                    56,014,724
-----------------------------------------------------------------------------------------------
Net assets                                                                         $538,559,660

Represented by
-----------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                    $551,983,684
-----------------------------------------------------------------------------------------------
Distributions in excess of net investment income (Note 1)                            (1,165,530)
-----------------------------------------------------------------------------------------------
Accumulated net realized loss on investments (Note 1)                                (3,446,893)
-----------------------------------------------------------------------------------------------
Net unrealized depreciation of investments                                           (8,811,601)
-----------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                         $538,559,660

Computation of net asset value and offering price
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($261,276,283 divided by 53,706,715 shares)                                               $4.86
-----------------------------------------------------------------------------------------------
Offering price per class A share (100/96.75 of $4.86)*                                    $5.02
-----------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($150,815,902 divided by 30,956,678 shares)**                                             $4.87
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($11,073,984 divided by 2,271,283 shares)                                                 $4.88
-----------------------------------------------------------------------------------------------
Offering price per class M share (100/98.00 of $4.88)*                                    $4.98
-----------------------------------------------------------------------------------------------
Net asset value, offering price and redemption price per class Y share
($115,393,491 divided by 23,741,931 shares)                                               $4.86
-----------------------------------------------------------------------------------------------

  * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

 ** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of these financial statements.





Statement of operations
Six months ended May 31, 1999 (Unaudited)
Interest income                                                                     $14,941,121
-----------------------------------------------------------------------------------------------

Expenses:
-----------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                      1,553,393
-----------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                          349,478
-----------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                         7,309
-----------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                          5,498
-----------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                   304,837
-----------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                   620,711
-----------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                    21,313
-----------------------------------------------------------------------------------------------
Reports to shareholders                                                                  10,342
-----------------------------------------------------------------------------------------------
Registration fees                                                                        10,222
-----------------------------------------------------------------------------------------------
Auditing                                                                                 16,934
-----------------------------------------------------------------------------------------------
Legal                                                                                     3,344
-----------------------------------------------------------------------------------------------
Postage                                                                                  13,539
-----------------------------------------------------------------------------------------------
Total expenses                                                                        2,916,920
-----------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                              (42,391)
-----------------------------------------------------------------------------------------------
Net expenses                                                                          2,874,529
-----------------------------------------------------------------------------------------------
Net investment income                                                                12,066,592
-----------------------------------------------------------------------------------------------
Net realized loss on investments (Notes 1 and 3)                                       (509,431)
-----------------------------------------------------------------------------------------------
Net unrealized depreciation of investments during the period                        (13,306,405)
-----------------------------------------------------------------------------------------------
Net loss on investments                                                             (13,815,836)
-----------------------------------------------------------------------------------------------
Net loss in net assets resulting from operations                                   $ (1,749,244)
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets
                                                                                     Six months
                                                                                          ended      Year ended
                                                                                         May 31     November 30
                                                                                -------------------------------
                                                                                          1999*            1998
---------------------------------------------------------------------------------------------------------------
Increase in net assets
---------------------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------------------
Net investment income                                                              $ 12,066,592    $ 18,667,166
---------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                                (509,431)      6,359,304
---------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investments                           (13,306,405)      3,665,334
---------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                                            (1,749,244)     28,691,804
---------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
---------------------------------------------------------------------------------------------------------------
  From net investment income
    Class A                                                                          (6,346,561)     (8,144,037)
---------------------------------------------------------------------------------------------------------------
    Class B                                                                          (3,334,451)     (3,948,021)
---------------------------------------------------------------------------------------------------------------
    Class M                                                                            (269,818)       (369,665)
---------------------------------------------------------------------------------------------------------------
    Class Y                                                                          (3,281,292)     (6,096,815)
---------------------------------------------------------------------------------------------------------------
  In excess of net investment income
    Class A                                                                                  --      (1,024,707)
---------------------------------------------------------------------------------------------------------------
    Class B                                                                                  --        (496,752)
---------------------------------------------------------------------------------------------------------------
    Class M                                                                                  --         (46,512)
---------------------------------------------------------------------------------------------------------------
    Class Y                                                                                  --        (767,119)
---------------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                                    43,632,105     171,644,482
---------------------------------------------------------------------------------------------------------------
Total increase in net assets                                                         28,650,739     179,442,658

Net assets
---------------------------------------------------------------------------------------------------------------
Beginning of period                                                                 509,908,921     330,466,263
---------------------------------------------------------------------------------------------------------------
End of period (including distributions in excess of
net investment income of $1,165,530 and $--, respectively)                         $538,559,660    $509,908,921
---------------------------------------------------------------------------------------------------------------

* Unaudited

  The accompanying notes are an integral part of these financial statements.





Financial highlights
(For a share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------------------------------------------
                                Six months
                                   ended
Per-share                         May 31
operating performance           (Unaudited)                                  Year ended November 30
------------------------------------------------------------------------------------------------------------------------------------
                                    1999             1998             1997             1996             1995             1994
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                $5.01            $4.90            $4.90            $4.92            $4.60            $4.91
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                .12              .25(c)           .28              .29              .27              .27(e)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments          (.14)             .14               --             (.02)             .35             (.32)
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations               (.02)             .39              .28              .27              .62             (.05)
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                   (.13)            (.25)            (.28)            (.26)            (.29)            (.24)
------------------------------------------------------------------------------------------------------------------------------------
Return of capital                     --               --               --               --             (.01)            (.02)
------------------------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                     --             (.03)              --             (.03)              --(d)            --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                 (.13)            (.28)            (.28)            (.29)            (.30)            (.26)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                      $4.86            $5.01            $4.90            $4.90            $4.92            $4.60
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)             (0.40)*           8.19             5.98             5.71            13.85            (1.12)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                  $261,276         $242,140         $135,283         $143,575          $57,049          $53,831
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)            .50*            1.06             1.15             1.22             1.20             1.09(e)
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)           2.38*            5.00             5.77             5.54             5.78             5.59(e)
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)             86.19*          223.06           188.39           367.19           383.88           351.62
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charge.

(b) The ratio of expenses to average net assets for the periods ended November 30, 1995 and thereafter, includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the periods.

(d) Distributions in excess of net investment income were less than $0.01 per share.

(e) Reflects an expense limitation in effect during the period. As a result of such limitation, expenses for the fund reflect a reduction of approximately $0.01 per share for class A and class B for the periods ended November 30, 1994.




Financial highlights
(For a share outstanding throughout the period)

CLASS B
------------------------------------------------------------------------------------------------------------------------------------
                                 Six months
                                   ended
Per-share                         May 31
operating performance           (Unaudited)                                  Year ended November 30
------------------------------------------------------------------------------------------------------------------------------------
                                    1999             1998             1997             1996             1995             1994
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                $5.01            $4.91            $4.90            $4.92            $4.60            $4.91
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                .11              .22 (c)          .26              .26              .24              .24(e)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments          (.13)             .13               --             (.02)             .35             (.32)
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations               (.02)             .35              .26              .24              .59             (.08)
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                   (.12)            (.22)            (.25)            (.24)            (.26)            (.21)
------------------------------------------------------------------------------------------------------------------------------------
Return of capital                     --               --               --               --             (.01)            (.02)
------------------------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                     --             (.03)              --             (.02)              --(d)            --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                 (.12)            (.25)            (.25)            (.26)            (.27)            (.23)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                      $4.87            $5.01            $4.91            $4.90            $4.92            $4.60
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)             (0.49)*           7.32             5.56             5.08            13.17            (1.71)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                  $150,816         $137,569          $68,137          $56,889          $23,201          $21,243
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)            .80*            1.66             1.75             1.80             1.81             1.69(e)
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)           2.08*            4.39             5.16             4.94             5.17             4.98(e)
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)             86.19*          223.06           188.39           367.19           383.88           351.62
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charge.

(b) The ratio of expenses to average net assets for the periods ended November 30, 1995 and thereafter, includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the periods.

(d) Distributions in excess of net investment income were less than $0.01 per share.

(e) Reflects an expense limitation in effect during the period. As a result of such limitation, expenses for the fund reflect a reduction of approximately $0.01 per share for class A and class B for the periods ended November 30, 1994.




Financial highlights
(For a share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------------------------------------------
                                                   Six months
                                                     ended                                                          For the period
Per-share                                           May 31                                                           Apr. 3, 1995+
operating performance                             (Unaudited)                 Year ended November 30                  to Nov. 30
------------------------------------------------------------------------------------------------------------------------------------
                                                     1999             1998             1997             1996             1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                 $5.02            $4.91            $4.90            $4.93            $4.68
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                 .11              .24(c)           .28              .27              .12(c)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                           (.12)             .14              .01             (.02)             .32
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                (.01)             .38              .29              .25              .44
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                    (.13)            (.24)            (.28)            (.26)            (.18)
------------------------------------------------------------------------------------------------------------------------------------
Return of capital                                      --               --               --               --             (.01)
------------------------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                                      --             (.03)              --             (.02)              --(d)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (.13)            (.27)            (.28)            (.28)            (.19)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                       $4.88            $5.02            $4.91            $4.90            $4.93
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                              (0.27)*           8.01             6.03             5.33             9.63*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                    $11,074          $10,181           $7,158           $4,404           $1,058
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                             .58*            1.21             1.30             1.35              .87*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                            2.31*            4.88             5.55             5.28             3.37*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                              86.19*          223.06           188.39           367.19           383.88
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charge.

(b) The ratio of expenses to average net assets for the periods ended November 30, 1995 and thereafter, includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the periods.

(d) Distributions in excess of net investment income were less than $0.01 per share.

(e) Reflects an expense limitation in effect during the period. As a result of such limitation, expenses for the fund reflect a reduction of approximately $0.01 per share for class A and class B for the periods ended November 30, 1994.



Financial highlights
(For a share outstanding throughout the period)

CLASS Y
------------------------------------------------------------------------------------------------------------------------------------
                                                                                    Six months
                                                                                       ended                        For the period
Per-share                                                                             May 31        Year ended       Oct. 1, 1997+
operating performance                                                               (Unaudited)       Nov. 30         to Nov. 30
------------------------------------------------------------------------------------------------------------------------------------
                                                                                       1999             1998             1997
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                   $5.01            $4.90            $4.90
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                   .12              .26(c)           .05
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                                             (.13)             .14               --
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                  (.01)             .40              .05
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                                      (.14)            (.26)            (.05)
------------------------------------------------------------------------------------------------------------------------------------
Return of capital                                                                        --               --               --
------------------------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                                                                        --             (.03)              --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                    (.14)            (.29)            (.05)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                         $4.86            $5.01            $4.90
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                                                                (0.27)*           8.46             1.03*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                     $115,393         $120,019         $119,889
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                                               .38*             .81              .15*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                                              2.51*            5.30              .96*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                86.19*          223.06           188.39
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charge.

(b) The ratio of expenses to average net assets for the periods ended November 30, 1995 and thereafter, includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the periods.

(d) Distributions in excess of net investment income were less than $0.01 per share.

(e) Reflects an expense limitation in effect during the period. As a result of such limitation, expenses for the fund reflect a reduction of approximately $0.01 per share for class A and class B for the periods ended November 30, 1994.




Notes to financial statements
May 31, 1999 (Unaudited)

Note 1
Significant accounting policies

Putnam Intermediate U.S. Government Income Fund (the "fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks high current income consistent with preservation of capital, through investments primarily in U.S. government securities.

The fund offers class A, class B, class M and class Y shares. Class A shares are sold with a maximum front-end sales charge of 3.25%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within four years of purchase. Class M shares are sold with a maximum front end sales charge of 2.00% and pay an ongoing distribution fee that is higher than class A shares but lower than class B shares. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, and class M shares, but do not bear a distribution fee. Class Y shares are sold to defined contribution plans that invest at least $150 million in a combination of Putnam funds and other accounts managed by affiliates of Putnam Investment Management, Inc. ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if that fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price, or, if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value, and other investments are stated at fair market value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis.

E) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

At November 30, 1998, the fund had a capital loss carryover of approximately $16,767,000. This amount includes approximately $15,145,000 of capital loss carryovers acquired in connection with the fund's acquisition of the net assets of Putnam Adjustable Rate U.S. Government Fund in 1996. The amount of the capital loss carryover that can be used to offset realized capital gains by the fund in any one year may be limited by the Internal Revenue Code and Regulations. To the extent that capital loss carryovers are used to offset realized capital gains, it is unlikely that gains so offset would be distributed to shareholders since any such distribution might be taxable as ordinary income.

Loss Carryover                   Expiration
--------------               -----------------
   $ 1,133,000               November 30, 2000
    13,497,000               November 30, 2001
     1,622,000               November 30, 2002
       515,000               November 30, 2003

F) Distributions to shareholders The fund declares a distribution each day based upon the projected net investment income, for a specified period, calculated as if earned pro rata throughout the period on a daily basis. Such distributions are recorded daily and paid monthly. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.60% of the first $1 billion of average net assets, 0.50% of the next $500 million, 0.45% of the next $5 billion, 0.425% of the next $5 billion, 0.405% of the next $5 billion, 0.39% of the next $5 billion, and 0.38% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the six months ended May 31, 1999, fund expenses were reduced by $42,391 under expense offset arrangements with PFTC. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $620 has been allocated to the fund, and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 0.85% and 1.00% of the average net assets attributable to class A, class B and class M shares, respectively. The Trustees have approved payment by the fund to an annual rate of 0.25%, 0.85% and 0.40% of the average net assets attributable to class A, class B and class M shares respectively.

For the six months ended May 31, 1999, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $67,225 and $3,030 from the sale of class A and class M shares, respectively and $181,980 in contingent deferred sales charges from redemptions of class B shares. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the six months ended May 31, 1999, Putnam Mutual Funds Corp., acting as underwriter received $53,366 on class A redemptions.

Note 3
Purchases and sales of securities

During the six months ended May 31, 1999, purchases and sales of U.S. government and agency obligations other than short-term investments aggregated $489,432,135 and $399,051,613, respectively. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Note 4
Capital shares

At May 31, 1999, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                                Six months ended May 31, 1999
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     51,373,876       $254,375,312
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      998,626          4,933,190
-----------------------------------------------------------------------------
                                                52,372,502        259,308,502

Shares
repurchased                                    (47,009,559)      (233,173,375)
-----------------------------------------------------------------------------
Net increase                                     5,362,943       $ 26,135,127
-----------------------------------------------------------------------------

                                                 Year ended November 30, 1998
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     91,332,540       $455,502,043
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    1,375,739          6,836,861
-----------------------------------------------------------------------------
                                                92,708,279        462,338,904

Shares
repurchased                                    (71,953,108)      (358,927,417)
-----------------------------------------------------------------------------
Net increase                                    20,755,171       $103,411,487
-----------------------------------------------------------------------------

                                                Six months ended May 31, 1999
-----------------------------------------------------------------------------
Class B                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     21,611,874       $107,154,521
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      564,049          2,790,008
-----------------------------------------------------------------------------
                                                22,175,923        109,944,529

Shares
repurchased                                    (18,661,721)       (92,529,648)
-----------------------------------------------------------------------------
Net increase                                     3,514,202       $ 17,414,881
-----------------------------------------------------------------------------

                                                 Year ended November 30, 1998
-----------------------------------------------------------------------------
Class B                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     49,315,114       $245,433,622
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      764,472          3,802,345
-----------------------------------------------------------------------------
                                                50,079,586        249,235,967

Shares
repurchased                                    (36,525,654)      (181,548,772)
-----------------------------------------------------------------------------
Net increase                                    13,553,932       $ 67,687,195
-----------------------------------------------------------------------------

                                                Six months ended May 31, 1999
-----------------------------------------------------------------------------
Class M                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      1,526,673         $7,604,510
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       45,656            226,046
-----------------------------------------------------------------------------
                                                 1,572,329          7,830,556

Shares
repurchased                                     (1,329,764)        (6,894,895)
-----------------------------------------------------------------------------
Net increase                                       242,565         $  935,661
-----------------------------------------------------------------------------

                                                 Year ended November 30, 1998
-----------------------------------------------------------------------------
Class M                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      2,091,870        $10,449,316
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       73,620            366,156
-----------------------------------------------------------------------------
                                                 2,165,490         10,815,472

Shares
repurchased                                     (1,593,988)        (7,940,049)
-----------------------------------------------------------------------------
Net increase                                       571,502        $ 2,875,423
-----------------------------------------------------------------------------

                                                Six months ended May 31, 1999
-----------------------------------------------------------------------------
Class Y                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      3,028,730        $14,944,746
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      652,447          3,281,292
-----------------------------------------------------------------------------
                                                 3,681,177         18,226,038

Shares
repurchased                                     (3,904,766)       (19,079,602)
-----------------------------------------------------------------------------
Net decrease                                      (223,589)       $  (853,564)
-----------------------------------------------------------------------------

                                                 Year ended November 30, 1998
-----------------------------------------------------------------------------
Class Y                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      7,654,322        $38,026,698
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    1,383,744          6,859,113
-----------------------------------------------------------------------------
                                                 9,038,066         44,885,811

Shares
repurchased                                     (9,535,957)       (47,215,434)
-----------------------------------------------------------------------------
Net decrease                                      (497,891)       $(2,329,623)
-----------------------------------------------------------------------------



The Putnam family of funds

The following is a complete list of Putnam's open-end mutual funds. Please call your financial advisor or Putnam at 1-800-225-1581 to obtain a prospectus for any Putnam fund. It contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.

GROWTH FUNDS

Asia Pacific Growth Fund

Capital Appreciation Fund [DBL. DAGGER]

Capital Opportunities Fund

Diversified Equity Trust

Europe Growth Fund

Global Growth Fund

Global Natural Resources Fund

Growth Opportunities Fund

Health Sciences Trust

International Growth Fund

International New Opportunities Fund

Investors Fund

New Opportunities Fund [DBL. DAGGER]

OTC & Emerging Growth Fund

Research Fund

Vista Fund

Voyager Fund

Voyager Fund II

GROWTH AND INCOME FUNDS

Balanced Retirement Fund

Convertible Income-Growth Trust

Equity Income Fund

The George Putnam Fund of Boston

Global Growth and Income Fund

The Putnam Fund for Growth and Income

Growth and Income Fund II

International Growth and Income Fund

New Value Fund

Utilities Growth and Income Fund

INCOME FUNDS

American Government Income Fund

Diversified Income Trust

Global Governmental Income Trust

High Yield Advantage Fund [DBL. DAGGER]

High Yield Trust [DBL. DAGGER]

High Yield Trust II

Income Fund

Intermediate U.S. Government
Income Fund

Money Market Fund **

Preferred Income Fund

Strategic Income Fund *

U.S. Government Income Trust

TAX-FREE INCOME FUNDS

Municipal Income Fund

Tax Exempt Income Fund

Tax Exempt Money Market Fund**

Tax-Free High Yield Fund

Tax-Free Insured Fund

State tax-free income funds [SECTION MARK]

Arizona, California, Florida, Massachusetts, Michigan, Minnesota,
New Jersey, New York, Ohio and Pennsylvania

State tax-free money market funds [SECTION MARK] **

California, New York

ASSET ALLOCATION FUNDS

Putnam Asset Allocation Funds-three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments.

The three portfolios:

Asset Allocation: Balanced Portfolio

Asset Allocation: Conservative Portfolio

Asset Allocation: Growth Portfolio

 * Formerly Putnam Diversified Income Trust II

[DBL. DAGGER] Closed to new investors. Some exceptions may apply. Contact
              Putnam for details.

[SECTION MARK] Not available in all states.

 ** An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve your investment at $1.00 per share, it is possible to lose money by investing in the fund.

    Check your account balances and current performance at www.putnaminv.com.



Fund information

WEB SITE

www.putnaminv.com

INVESTMENT MANAGER

Putnam Investment Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
John A. Hill, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Stephen Oristaglio
Vice President

Edward H. D'Alelio
Vice President

Michael Martino
Vice President and Fund Manager

Kevin M. Cronin
Vice President and Fund Manager

Richard A. Monaghan
Vice President

John R. Verani
Vice President

Beverly Marcus
Clerk and Assistant Treasurer

This report is for the information of shareholders of Putnam Intermediate U.S. Government Income Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free:
1-800-225-1581.

You can also learn more at Putnam Investments' Web site: www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.




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PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

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BULK RATE
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
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For account balances, economic forecasts, and the latest on Putnam funds, visit
www.putnaminv.com

SA036-53208 398/428/674 7/99



PUTNAM INVESTMENTS                                       [SCALE LOGO OMITTED]
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Putnam Intermediate U.S. Government Income Fund
Supplement to Semiannual Report dated 5/31/99

The following information has been prepared to provide class Y shareholders with a performance overview specific to their holdings. Class Y shares are offered exclusively to defined contribution plans investing $150 million or more in one or more of Putnam's funds or private accounts. Performance of class Y shares, which incur neither a front-end load, distribution fee, nor contingent deferred sales charge, will differ from performance of class A, B, and M shares, which are discussed more extensively in the semiannual report.

SEMIANNUAL RESULTS AT A GLANCE
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Total return
for periods ended 5/31/99                               NAV

6 months                                               -0.27%
1 year                                                  4.60
5 years                                                38.88
Annual average                                          6.79
Life of fund (since class A inception, 2/16/93)        39.81
Annual average                                          5.48

Share value:                                            NAV

11/30/98                                               $5.01
5/31/99                                                $4.86
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Distributions:     No.       Income        Capital gains        Total
                    6         $0.14             --              $0.14
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Please note that past performance does not indicate future results. Returns shown for class Y shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect the initial sales charge currently applicable to class A shares. These returns have not been adjusted to reflect differences in operating expenses which, for class Y shares, are lower than the operating expenses applicable to class A shares. All returns assume reinvestment of distributions at net asset value. Performance data reflects an expense limitation previously in effect. Without the expense limitation, total returns would have been lower. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. See full report for information on comparative benchmarks. If you have questions, please consult your fund prospectus or call Putnam toll free at 1-800-752-9894.